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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

                     Active Assets Institutional Money Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                ANNUALIZED
PRINCIPAL                                                          YIELD
AMOUNT IN                                                       ON DATE OF
THOUSANDS                      DESCRIPTION                       PURCHASE         MATURITY DATES           VALUE
---------   ------------------------------------------------   ------------   ---------------------   --------------
            COMMERCIAL PAPER (47.7%)
            Asset-Backed - Auto (0.9%)
 $ 10,000   DaimlerChrysler Revolving Auto Conduit LLC
               Series I                                                4.64%               05/01/06   $    9,964,300
                                                                                                      --------------
            Asset-Backed - Consumer (11.9%)
   24,263   Barton Capital LLC*                                 4.75 - 4.81     05/08/06 - 05/09/06       24,148,934
   12,137   Bryant Park Funding LLC*                                   4.79                05/04/06       12,087,147
   10,000   Mont Blanc Capital Corp.*                                  4.60                04/06/06        9,996,183
   53,742   Regency Markets No. 1 LLC*                          4.63 - 4.81     04/10/06 - 04/26/06       53,649,445
   21,502   Thames Asset Global Securitization*                 4.72 - 4.79     04/18/06 - 04/25/06       21,448,888
   16,635   Thunder Bay Funding LLC*                            4.55 - 4.75     04/17/06 - 05/10/06       16,586,563
                                                                                                      --------------
                                                                                                         137,917,160
                                                                                                      --------------
            Asset-Backed - Corporate (3.0%)
   10,000   Atlantis One Funding*                                      4.44                04/18/06        9,981,833
   25,000   Eureka Securitization Inc.*                         4.78 - 4.79     04/26/06 - 05/11/06       24,904,149
                                                                                                      --------------
                                                                                                          34,885,982
                                                                                                      --------------
            Asset-Backed - Diversified (1.2%)
   10,000   CRC Funding*                                               4.71                05/03/06        9,961,167
    4,467   Fairway Finance Corp.*                                     4.80                05/03/06        4,449,206
                                                                                                      --------------
                                                                                                          14,410,373
                                                                                                      --------------
            Asset-Backed - Mortgages (4.6%)
   53,640   Sydney Capital Corp.*                               4.49 - 4.91     04/10/06 - 06/15/06       53,332,953
                                                                                                      --------------
            Asset-Backed - Securities (17.2%)
   26,353   Amstel Funding Corp.*                               4.69 - 4.93     04/20/06 - 08/22/06       25,988,885
   15,000   Cancara Asset Securitization LLC*                          4.78                04/05/06       14,996,017
   15,000   Clipper Receivables Co., LLC*                              4.79                04/24/06       14,958,263
   10,000   Galaxy Funding Inc.*                                       4.92                06/22/06        9,892,000
   20,000   Galleon Capital LLC*                                4.59 - 4.77     04/03/06 - 04/12/06       19,988,100
   43,629   Golden Fish LLC*                                    4.71 - 4.83     04/10/06 - 05/02/06       43,530,651
   39,000   Grampian Funding LLC*                               4.55 - 5.08     04/19/06 - 09/26/06       38,507,894
   15,000   Scaldis Capital LLC                                        4.79                04/27/06       14,952,300
   18,000   Solitaire Funding LLC*                              4.62 - 4.78     05/10/06 - 06/13/06       17,871,800
                                                                                                      --------------
                                                                                                         200,685,910
                                                                                                      --------------
            Asset-Backed - Structured Investment Vehicles
               (3.9%)
   36,425   CC USA Inc.*                                        4.59 - 4.67     05/22/06 - 07/17/06       36,091,296
   10,000   Beta Finance*                                              4.68                07/24/06        9,857,822
                                                                                                      --------------
                                                                                                          45,949,118
                                                                                                      --------------
            Insurance (1.5%)
   16,985   Irish Life & Permanent plc*                         4.51 - 4.91     04/05/06 - 06/08/06       16,869,915
                                                                                                      --------------
            International Banks (3.5%)
   10,000   Deutsche Bank Financial LLC                                4.62                07/06/06        9,882,108
    6,000   DnB NOR Bank ASA                                           4.56                04/19/06        5,987,973
    5,500   Nodea Bank Finland                                         4.64                04/24/06        5,485,274
   10,000   Nordea North America, Inc.                                 4.52                05/25/06        9,936,156

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
   10,000   Natexis Banques Populaires U.S. Finance Co. LLC            4.79                05/10/06        10,000,000
                                                                                                       --------------
                                                                                                           41,291,511
                                                                                                       --------------
            TOTAL COMMERCIAL PAPER (Cost $555,307,222)                                                    555,307,222
                                                                                                       --------------
            FLOATING RATE NOTES (23.2%)
            Asset-Backed - Structured Investment Vehicles
               (1.7%)
    5,000   Beta Finance*                                              4.73+               04/18/06++       5,000,396
   15,000   White Pine Finance LLC*                                    4.77+               04/25/06++      14,998,850
                                                                                                       --------------
                                                                                                           19,999,246
                                                                                                       --------------
            Banking (3.0%)
   34,200   Wells Fargo & Co.                                          5.00+    06/15/06 - 06/23/06++      34,222,967
                                                                                                       --------------
            Domestic Banks (6.0%)
    5,000   HSBC Bank USA Inc.                                         4.92+               06/14/06++       5,002,010
   10,000   SouthTrust Bank, N.A.                                      4.85+               06/01/06++      10,001,094
   44,300   U.S. Bank, N.A., Cincinnati                         4.66 - 4.92+    04/28/06 - 06/16/06++      44,307,842
   10,000   Wells Fargo Bank, N.A.                                     4.80+               04/01/06++      10,000,000
                                                                                                       --------------
                                                                                                           69,310,946
                                                                                                       --------------
            Finance - Automotive (0.8%)
    9,690   Toyota Motor Credit Corp.                           4.77 - 4.81+    04/01/06 - 05/25/06++       9,690,287
                                                                                                       --------------
            Financial Conglomerates (1.2%)
   13,988   General Electric Capital Corp.                      4.62 - 5.06+    04/05/06 - 06/19/06++      13,999,592
                                                                                                       --------------
            Insurance (0.4%)
    5,100   John Hancock Global Funding II*                            4.85+               05/23/06++       5,103,715
                                                                                                       --------------
            International Banks (3.6%)
   25,000   Barclays Bank plc                                   4.72 - 4.77+    04/21/06 - 05/04/06++      24,997,400
    9,400   HBOS Treasury Services plc*                                4.65+               04/12/06++       9,407,487
    8,000   Royal Bank of Scotland plc                          4.58 - 4.59+    04/03/06 - 04/05/06++       7,999,177
                                                                                                       --------------
                                                                                                           42,404,064
                                                                                                       --------------
            Investment Banks/Brokers (5.2%)
   40,000   Banc of America Securities, LLC*                           4.95+               04/03/06++      40,000,000
   20,000   Goldman Sachs Group, Inc. (The)                            4.99+               04/03/06++      20,000,000
                                                                                                       --------------
                                                                                                           60,000,000
                                                                                                       --------------
            Major Banks (1.3%)
   15,000   State Street Bank & Trust Co.                              4.81+               06/01/06++      15,003,193
                                                                                                       --------------
            TOTAL FLOATING RATE NOTES (Cost $269,734,010)                                                 269,734,010
                                                                                                       --------------
            REPURCHASE AGREEMENTS (23.0%)
  197,305   Barclays Capital Inc.
               (dated 03/31/06; proceeds $197,384,580) (a)             4.84                04/03/06       197,305,000
   70,000   Goldman Sachs & Co.
               (dated 03/31/06; proceeds $70,028,292) (b)              4.85                04/03/06        70,000,000
                                                                                                       --------------
            TOTAL REPURCHASE AGREEMENTS (Cost $267,305,000)                                               267,305,000
                                                                                                       --------------
            CERTIFICATES OF DEPOSIT (7.3%)
            Domestic Banks (2.6%)
   10,000   Harris Trust & Savings Bank                                4.59                04/04/06         9,999,994
   15,000   Washington Mutual Bank, FA                                 4.76                05/10/06        14,999,837

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
    5,000   Wells Fargo Bank, N.A.                                     4.80                01/17/07        5,000,000
                                                                                                      --------------
                                                                                                          29,999,831
                                                                                                      --------------
            International Banks (4.7%)
   10,000   BNP Paribas                                                4.61                05/25/06        9,992,208
   15,000   Deutsche Bank AG                                    4.61 - 5.00   10/16/2006 - 02/12/07       14,997,086
   10,000   Norinchukin Bank                                           4.78                05/10/06       10,000,000
   10,000   Rabobank Nederland                                         4.62                07/05/06       10,000,111
   10,000   Toronto-Dominion Bank                                      4.71                07/05/06        9,975,688
                                                                                                      --------------
                                                                                                          54,965,093
                                                                                                      --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $84,964,924)                                              84,964,924
                                                                                                      --------------
            TOTAL INVESTMENTS (Cost $1,177,311,156) (c)                                       101.2%   1,177,311,156
            LIABILITIES IN EXCESS OF OTHER ASSETS                                              (1.2)     (13,458,799)
                                                                              ---------------------   --------------
            NET ASSETS                                                                        100.0%  $1,163,852,357
                                                                              =====================   ==============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at March 31, 2006.

++   Date of next interest rate reset.

(a) Collateralized by Federal Home Loan Bank 4.875% due 08/22/07 valued at $96,971,882 and Federal National Mortgage Assoc. 4.25% due 8/08/07 valued at $104,279,379.

(b) Collateralized by Freddie Mac 4.00% - 9.00% due 04/01/13 - 03/01/36 valued at $71,400,001.

(c)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006


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